Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2016	2017
	RMB	RMB
Trademark	2,257	2,366
Computer software	3,703	10,323
Copyright for teaching materials	583	1,786

Total	6,543	14,475
Less: Accumulated amortization	(1,914)	(4,789)

Intangible assets, net	4,629	9,686

Schedule of amortization expense of intangible assets
Amortization Expense
RMB
2018	2,041
2019	1,206
2020	1,059
2021	1,030
2022 and thereafter	4,350

9,686